Cover Document	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	NEWELL BRANDS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9608
Entity Tax Identification Number	36-3514169
Entity Address, Address Line One	5 Concourse Parkway NE, 8th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	418-7000
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	NWL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000814453